Goodwill and Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Liability Disclosure [Abstract]
Amortization of intangible assets	$ 10,140	$ 8,751	$ 7,835